Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Segment Vessel	Dec. 31, 2018 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel
Operating Segments [Abstract]
Number of operating segments | Segment	1
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	27	27	26
Revenues	$ 535,068	$ 375,941	$ 355,052
Time Charters [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	5	5	6
Spot Market [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	22	22	20
Customer One [Member]
Information About Major Customers [Abstract]
Revenues	$ 84,067	$ 76,015	$ 48,192
Customer Two [Member]
Information About Major Customers [Abstract]
Revenues	79,161	38,408	39,488
Customer Three [Member]
Information About Major Customers [Abstract]
Revenues	73,629	19,269	36,109
Customer Four [Member]
Information About Major Customers [Abstract]
Revenues	39,477	18,692	32,252
Customer Five [Member]
Information About Major Customers [Abstract]
Revenues	$ 34,786	$ 18,679	$ 18,855